Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of changes in mortgage servicing rights (MSRs)

(in thousands)	2018	2017	2016
Balance at beginning of period	$2,713	$2,584	$2,847
Originated mortgage servicing rights	245	222	266
Changes in fair value:
Due to changes in model inputs and assumptions (1)	286	364	108
Other changes in fair value (2)	(313)	(457)	(637)
Total changes in fair value	(27)	(93)	(529)
Balance at end of period	$2,931	$2,713	$2,584

(1)

The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.

(2)	Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of key data and assumptions used in estimating the fair value of the Company's MSRs

	2018	2017
Weighted average constant prepayment rate	8.87%	9.73%
Weighted average note rate	3.95%	3.85%
Weighted average discount rate	10.28%	10.09%
Weighted average expected life (in years)	6.30	5.90